SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effective income tax rate	21.00%	21.00%